UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2005 and Year Ended December 31, 2004

Maxim Stock Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
UNAUDITED

--------------------------------------------------------------------------------- ----- ---------------
ASSETS:
     Investments in securities, market value  (1)                                    $     522,584,130
     Cash                                                                                       99,108
     Collateral for securities loaned                                                       24,227,038
     Dividends receivable                                                                      597,235
     Receivable for investments sold                                                            37,831
     Subscriptions receivable                                                                  345,256
                                                                                        ---------------

       Total assets                                                                        547,890,598
                                                                                        ---------------

LIABILITIES:
     Due to investment adviser                                                                 260,853
     Payable upon return of securities loaned                                               24,227,038
     Redemptions payable                                                                       129,405
     Variation margin on futures contracts                                                      13,250
                                                                                        ---------------

       Total liabilities                                                                    24,630,546
                                                                                        ---------------

NET ASSETS                                                                           $     523,260,052
                                                                                        ===============

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                   $       2,397,320
     Additional paid-in capital                                                            411,777,214
     Net unrealized appreciation on investments and futures contracts                       96,903,823
     Undistributed net investment income                                                       205,724
     Accumulated net realized gain on investments and futures contracts                     11,975,971
                                                                                        ---------------

NET ASSETS                                                                           $     523,260,052
                                                                                        ===============

NET ASSET VALUE PER OUTSTANDING SHARE                                                $           21.83
                                                                                        ===============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                            300,000,000
     Outstanding                                                                            23,973,199

(1)  Cost of investments in securities:                                              $     425,685,382

See notes to financial statements.






MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
UNAUDITED
----------------------------------------------------------------------------------- --- --------------

INVESTMENT INCOME:
     Interest                                                                        $         50,453
     Income from securities lending                                                            13,615
     Dividends                                                                              4,722,994
                                                                                        --------------

       Total income                                                                         4,787,062
                                                                                        --------------

EXPENSES:
     Management fees                                                                        1,591,226
                                                                                        --------------

NET INVESTMENT INCOME                                                                       3,195,836
                                                                                        --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                      18,094,507
     Net realized gain on futures contracts                                                   415,300
     Change in net unrealized appreciation on investments                                (25,819,722)
     Change in net unrealized appreciation on futures contracts                              (28,745)
                                                                                        --------------

     Net realized and unrealized loss on investments and futures contracts                (7,338,660)
                                                                                        --------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $    (4,142,824)
                                                                                        ==============

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2005 AND YEAR ENDED DECEMBER 31, 2004

-------------------------------------------------------------------------------------------- --- -------------
                                                                                  2005               2004
                                                                              --------------     -------------
                                                                                UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                                 $      3,195,836   $     7,747,561
     Net realized gain on investments                                            18,094,507        53,998,160
     Net realized gain on futures contracts                                         415,300           379,352
     Change in net unrealized appreciation on investments                      (25,819,722)       (5,054,154)
     Change in net unrealized appreciation on futures contracts                    (28,745)          (89,305)
                                                                              --------------     -------------

     Net increase (decrease) in net assets resulting from operations            (4,142,824)        56,981,614
                                                                              --------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                 (2,990,112)       (7,681,850)
     From net realized gains                                                                     (54,478,708)
                                                                              --------------     -------------

     Total distributions                                                        (2,990,112)      (62,160,558)
                                                                              --------------     -------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                           62,644,513        51,762,362
     Reinvestment of distributions                                                2,990,112        62,160,558
     Redemptions of shares                                                    (100,389,652)      (180,310,580)
                                                                              --------------     -------------

     Net decrease in net assets resulting from share transactions              (34,755,027)      (66,387,660)
                                                                              --------------     -------------

     Total decrease in net assets                                              (41,887,963)      (71,566,604)

NET ASSETS:
     Beginning of period                                                        565,148,015       636,714,619
                                                                              --------------     -------------

     End of period  (1)                                                    $    523,260,052   $   565,148,015
                                                                              ==============     =============


OTHER INFORMATION:

SHARES:
     Sold                                                                         2,865,074         2,281,392
     Issued in reinvestment of distributions                                        137,161         2,822,417
     Redeemed                                                                   (4,603,939)       (7,941,240)
                                                                              --------------     -------------

     Net decrease                                                               (1,601,704)       (2,837,431)
                                                                              ==============     =============

(1) Including undistributed net investment income                          $        205,724   $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------ --- --------------- -- ------------ ------------ -- ---------- -- ----------- -----------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                 Six Months
                                                   Ended                               Year Ended December 31,
                                                                  ------------------------------------------------------------------
                                               June 30, 2005         2004          2003          2002           2001        2000
                                               ---------------    ------------  -----------    ----------    -----------  ----------
                                                 UNAUDITED

Net Asset Value, Beginning of Period        $           22.10  $        22.41  $     19.25  $      27.37  $       33.58  $    40.44

Income from Investment Operations

Net investment income                                    0.14            0.33         0.26          0.14           0.21        0.23
Net realized and unrealized gain (loss)                (0.28)            2.05         5.11        (6.23)         (4.20)      (3.35)
                                               ---------------    ------------  -----------    ----------    -----------  ----------

Total Income (Loss) From
      Investment Operations                            (0.14)            2.38         5.37        (6.09)         (3.99)      (3.12)
                                               ---------------    ------------  -----------    ----------    -----------  ----------

Less Distributions

From net investment income                             (0.13)          (0.33)       (0.26)        (0.14)         (0.21)      (0.23)
From net realized gains                                                (2.36)       (1.95)        (1.89)         (2.01)      (3.51)
                                               ---------------    ------------  -----------    ----------    -----------  ----------

Total Distributions                                    (0.13)          (2.69)       (2.21)        (2.03)         (2.22)      (3.74)
                                               ---------------    ------------  -----------    ----------    -----------  ----------

Net Asset Value, End of Period              $           21.83  $        22.10  $     22.41  $      19.25  $       27.37  $    33.58
                                               ===============    ============  ===========    ==========    ===========  ==========


Total Return                                          (0.65%)  o       10.74%       28.41%      (21.94%)       (11.63%)     (7.94%)

Net Assets, End of Period ($000)            $         523,260  $      565,148  $   636,715  $    627,394  $     864,986  $1,027,978

Ratio of Expenses to Average Net Assets                 0.60%  *        0.60%        0.60%         0.60%          0.60%       0.60%

Ratio of Net Investment Income to
      Average Net Assets                                1.21%  *        1.34%        1.15%         0.97%          0.70%       0.60%

Portfolio Turnover Rate                                 2.80%  o        5.68%       30.66%        19.52%         11.46%      15.71%


 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *    Annualized


See notes to financial statements.

Maxim Series Fund, Inc.

Maxim Stock Index Portfolio
Schedule of Investments
June 30, 2005
Unaudited

COMMON STOCK

Shares
Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.12%
      1,600 Alliant Techsystems Inc*                                     112,960
     36,013 Boeing Co                                                  2,376,858
      8,781 General Dynamics Corp                                        961,871
      5,201 Goodrich Corp                                                213,033
     37,089 Honeywell International Inc                                1,358,570
      5,225 L-3 Communications Holdings Inc                              400,131
     17,598 Lockheed Martin Corp                                       1,141,582
     15,596 Northrop Grumman Corp                                        861,679
      2,850 Precision Castparts Corp                                     222,015
     19,723 Raytheon Co                                                  771,564
      7,730 Rockwell Collins                                             368,566
        400 Sequa Corp*                                                   26,468
     44,622 United Technologies Corp                                   2,291,340
                                                                     $11,106,637

AGRICULTURE --- .27%
     27,100 Archer-Daniels-Midland Co                                    579,398
     11,688 Monsanto Co                                                  734,825
      1,200 Scotts Co Class A*                                            85,452
                                                                      $1,399,675

AIR FREIGHT --- .97%
      3,756 CH Robinson Worldwide Inc                                    218,599
      2,287 CNF Inc                                                      102,686
      4,674 Expeditors International of Washington Inc ^^                232,812
     13,189 FedEx Corp                                                 1,068,441
      2,840 Ryder System Inc                                             103,944
     48,537 United Parcel Service Inc Class B                          3,356,819
                                                                      $5,083,301

AIRLINES --- .12%
      3,700 AirTran Holdings Inc ^^*                                      34,151
      1,150 Alaska Air Group Inc ^^*                                      34,213
      6,218 Delta Air Lines Inc ^^*                                       23,380
      4,200 JetBlue Airways Corp ^^*                                      85,848
     32,060 Southwest Airlines Co ^^                                     446,596
                                                                        $624,188

AUTO PARTS & EQUIPMENT --- .30%
      3,100 Advance Auto Parts Inc*                                      200,105
      3,000 ArvinMeritor Inc ^^                                           53,370
        700 Bandag Inc ^^                                                 32,235
      2,446 BorgWarner Inc                                               131,277
      2,699 Cooper Tire & Rubber Co                                       50,120
      6,537 Dana Corp                                                     98,120
     24,358 Delphi Corp                                                  113,265
      6,720 Gentex Corp ^^                                               122,304
      7,600 Goodyear Tire & Rubber Co ^^*                                113,240
      8,400 Johnson Controls Inc                                         473,172
      2,893 Lear Corp                                                    105,247
      1,400 Modine Manufacturing Co ^^                                    45,584
      5,538 Visteon Corp                                                  33,394
                                                                      $1,571,433

AUTOMOBILES --- .33%
     80,095 Ford Motor Co                                                820,173
     24,575 General Motors Corp ^^                                       835,550
      2,000 Thor Industries Inc ^^                                        62,860
                                                                      $1,718,583

BANKS --- 5.66%
     15,379 AmSouth Bancorp                                              399,854
      5,536 Associated Banc-Corp                                         186,342
     23,820 BB&T Corp                                                    952,085
    175,120 Bank of America Corp (1)                                   7,987,223
      2,271 Bank of Hawaii Corp                                          115,253
      2,000 City National Corp                                           143,420
      6,750 Colonial BancGroup Inc                                       148,905
      7,337 Comerica Inc                                                 424,079
      7,018 Commerce Bancorp Inc ^^                                      212,716
      5,350 Compass Bancshares Inc                                       240,750
      2,100 Cullen/Frost Bankers Inc                                     100,065
     22,718 Fifth Third Bancorp                                          936,209
      5,370 First Horizon National Corp                                  226,614
      3,625 FirstMerit Corp                                               94,649
      2,208 Greater Bay Bancorp                                           58,225
      6,841 Hibernia Corp                                                226,984
     10,042 Huntington Bancshares Inc                                    242,414
     17,739 KeyCorp                                                      588,048
      4,324 M&T Bank Corp                                                454,712
      9,249 Marshall & Ilsley Corp ^^                                    411,118
      3,452 Mercantile Bankshares Corp                                   177,882
     25,882 National City Corp                                           883,094
     20,757 North Fork Bancorp Inc                                       583,064
     12,322 PNC Financial Services Group                                 671,056
     20,232 Regions Financial Corp                                       685,460
      1,528 SVB Financial Group*                                          73,191
     14,808 SunTrust Banks Inc                                         1,069,730
     13,492 Synovus Financial Corp                                       386,816
      5,488 TCF Financial Corp                                           142,029
      1,800 Texas Regional Bancshares Inc                                 54,864
     79,768 US Bancorp                                                 2,329,226
     68,657 Wachovia Corp                                              3,405,387
     73,440 Wells Fargo & Co                                           4,522,435
      1,420 Westamerica Bancorp                                           74,990
      2,900 Wilmington Trust Corp                                        104,429
      3,935 Zions Bancorp                                                289,341
                                                                     $29,602,659

BIOTECHNOLOGY --- 1.31%
     53,928 Amgen Inc*                                                 3,260,487
      8,590 Applera Corp - Applied Biosystems Group                      168,965
     14,987 Biogen Idec Inc*                                             516,302
      2,500 Cephalon Inc ^^*                                              99,525
      2,863 Charles River Laboratories International Inc ^^*             138,140
      6,485 Chiron Corp*                                                 226,262
     10,964 Genzyme Corp*                                                658,827
     19,714 Gilead Sciences Inc*                                         867,219
      2,300 Invitrogen Corp*                                             191,567
      1,400 Martek Biosciences Corp ^^*                                   53,130
     10,804 MedImmune Inc*                                               288,683
     13,348 Millennium Pharmaceuticals Inc*                              123,736
      4,550 Protein Design Labs Inc*                                      91,956
      1,700 Techne Corp*                                                  78,047
      3,992 Vertex Pharmaceuticals Inc ^^*                                67,225
                                                                      $6,830,071

BROADCAST/MEDIA --- .79%
     22,212 Clear Channel Communications Inc                             687,017
     95,995 Comcast Corp*                                              2,947,047
      1,409 Emmis Communications Corp ^^*                                 24,897
      1,800 Entercom Communications Corp*                                 59,922
     12,673 Univision Communications Inc Class A ^^*                     349,141
      3,636 Westwood One Inc ^^                                           74,283
                                                                      $4,142,307

BUILDING MATERIALS --- .26%
      7,764 American Standard Cos Inc                                    325,467
      2,046 Martin Marietta Materials Inc                                141,420
     18,887 Masco Corp ^^                                                599,851
      4,505 Vulcan Materials Co                                          292,780
                                                                      $1,359,518

CHEMICALS --- 1.57%
      9,979 Air Products & Chemicals Inc                                 601,734
      3,000 Airgas Inc                                                    74,010
      2,000 Albemarle Corp                                                72,940
      2,750 Cabot Corp                                                    90,750
      5,098 Crompton Corp                                                 72,137
      1,900 Cytec Industries Inc                                          75,620
     41,892 Dow Chemical Co                                            1,865,451
     43,346 EI du Pont de Nemours & Co                                 1,864,311
      3,525 Eastman Chemical Co                                          194,404
      9,550 Ecolab Inc                                                   309,038
      5,231 Engelhard Corp                                               149,345
      1,650 FMC Corp*                                                     92,631
      1,750 Ferro Corp ^^                                                 34,755
      2,300 Great Lakes Chemical Corp                                     72,381
      4,818 Hercules Inc*                                                 68,175
      3,871 International Flavors & Fragrances Inc                       140,208
      2,950 Lubrizol Corp                                                123,930
      9,556 Lyondell Chemical Co                                         252,470
        950 Minerals Technologies Inc ^^                                  58,520
      3,071 Olin Corp ^^                                                  56,015
      7,539 PPG Industries Inc                                           473,148
     14,046 Praxair Inc                                                  654,544
      5,087 RPM Inc ^^                                                    92,889
      8,393 Rohm & Haas Co                                               388,932
      2,000 Sensient Technologies Corp                                    41,220
      2,990 Sigma-Aldrich Corp                                           167,560
      2,207 Valspar Corp ^^                                              106,576
                                                                      $8,193,694

COMMUNICATIONS - EQUIPMENT --- 2.48%
     16,648 3Com Corp*                                                    60,599
      5,019 ADC Telecommunications Inc*                                  109,264
      3,000 ADTRAN Inc ^^                                                 74,370
      6,987 Andrew Corp*                                                  89,154
     20,705 Avaya Inc*                                                   172,266
      2,100 Avocent Corp*                                                 54,894
     25,056 CIENA Corp*                                                   52,367
    278,238 Cisco Systems Inc (1)*                                     5,317,128
      2,200 CommScope Inc*                                                38,302
      8,640 Comverse Technology Inc*                                     204,336
     63,062 Corning Inc*                                               1,048,090
      5,800 Harris Corp ^^                                               181,018
     62,998 JDS Uniphase Corp ^^*                                         95,757
    192,806 Lucent Technologies Inc ^^*                                  561,065
    106,690 Motorola Inc                                               1,948,159
      2,050 Plantronics Inc                                               74,538
      4,220 Polycom Inc*                                                  62,920
      4,300 Powerwave Technologies Inc ^^*                                43,946
     71,074 QUALCOMM Inc                                               2,346,153
      6,623 Scientific-Atlanta Inc                                       220,347
     19,461 Tellabs Inc*                                                 169,311
      4,500 UTStarcom Inc ^^*                                             33,705
                                                                     $12,957,689

COMPUTER HARDWARE & SYSTEMS --- 3.37%
     35,826 Apple Computer Inc*                                        1,318,755
    105,398 Dell Inc*                                                  4,164,275
      3,083 Diebold Inc                                                  139,074
    104,602 EMC Corp*                                                  1,434,093
     12,890 Gateway Inc*                                                  42,537
    125,676 Hewlett-Packard Co                                         2,954,643
      1,490 Imation Corp ^^                                               57,797
     70,313 International Business Machines Corp                       5,217,225
      5,512 Lexmark International Group Inc Class A*                     357,343
      6,824 McDATA Corp ^^*                                               27,296
      8,100 NCR Corp*                                                    284,472
     15,898 Network Appliance Inc*                                       449,436
      3,983 QLogic Corp*                                                 122,955
      7,848 Sandisk Corp ^^*                                             186,233
      4,623 Storage Technology Corp*                                     167,769
    148,199 Sun Microsystems Inc*                                        552,782
      9,200 Western Digital Corp*                                        123,464
                                                                     $17,600,149

COMPUTER SOFTWARE & SERVICES --- 5.55%
      8,784 Activision Inc*                                              145,112
      3,791 Acxiom Corp                                                   79,156
     21,266 Adobe Systems Inc                                            608,633
      1,100 Advent Software ^^*                                           22,286
      5,537 Affiliated Computer Services Inc Class A ^^*                 282,941
      1,400 Anteon International Corp*                                    63,868
      9,920 Autodesk Inc                                                 340,950
     25,370 Automatic Data Processing Inc                              1,064,779
      9,565 BMC Software Inc*                                            171,692
     11,910 Cadence Design Systems Inc*                                  162,691
      7,343 Citrix Systems Inc*                                          159,049
      5,900 Cognizant Technology Solutions Corp*                         278,067
     23,156 Computer Associates International Inc                        636,327
      8,024 Computer Sciences Corp*                                      350,649
     16,857 Compuware Corp*                                              121,202
      6,180 Convergys Corp*                                               87,880
     13,392 Electronic Arts Inc*                                         758,121
     22,516 Electronic Data Systems Corp                                 433,433
      1,600 F5 Networks Inc*                                              75,576
      2,950 Fair Isaac Co                                                107,675
     33,873 First Data Corp                                            1,359,662
      8,343 Fiserv Inc*                                                  358,332
      3,700 Gartner Inc ^^*                                               39,294
      8,116 Intuit Inc*                                                  366,113
      3,522 Jack Henry & Associates Inc                                   64,488
      2,350 Keane Inc ^^*                                                 32,195
      4,500 MPS Group Inc*                                                42,390
      3,300 Macromedia Inc*                                              126,126
      2,200 Macrovision Corp ^^*                                          49,588
      7,099 McAfee Inc*                                                  185,852
      3,350 Mentor Graphics Corp ^^*                                      34,338
      3,754 Mercury Interactive Corp*                                    144,003
    437,427 Microsoft Corp (1)                                        10,865,687
     16,550 Novell Inc ^^*                                               102,610
    192,464 Oracle Corp*                                               2,540,525
     11,750 Parametric Technology Corp*                                   74,965
     15,450 Paychex Inc                                                  502,743
      3,050 RSA Security Inc*                                             35,014
      2,479 Reynolds & Reynolds Co Class A                                67,007
      5,641 Sabre Holdings Corp                                          112,538
     22,446 Siebel Systems Inc                                           199,769
     12,593 SunGard Data Systems Inc*                                    442,896
      3,889 Sybase Inc*                                                   71,363
     30,940 Symantec Corp*                                               672,636
      6,186 Synopsys Inc ^^*                                             103,121
      3,700 Titan Corp ^^*                                                84,138
      1,500 Transaction Systems Architects Inc Class A*                   36,945
     14,677 Unisys Corp*                                                  92,905
     18,607 VERITAS Software Corp*                                       454,011
      3,400 Wind River Systems*                                           53,312
     57,148 Yahoo! Inc*                                                1,980,178
     52,868 eBay Inc*                                                  1,745,173
                                                                     $28,990,004

CONGLOMERATES --- 4.14%
     33,508 3M Co                                                      2,422,628
      1,326 Carlisle Cos Inc ^^                                           91,003
    461,802 General Electric Co (1)                                   16,001,422
      1,700 Teleflex Inc ^^                                              100,929
      5,916 Textron Inc                                                  448,729
     87,956 Tyco International Ltd                                     2,568,315
                                                                     $21,633,026

CONTAINERS --- .16%
      4,774 Ball Corp                                                    171,673
      4,600 Bemis Co Inc                                                 122,084
      6,500 Pactiv Corp*                                                 140,270
      3,666 Sealed Air Corp*                                             182,530
      5,426 Temple-Inland Inc                                            201,576
                                                                        $818,133

COSMETICS & PERSONAL CARE --- .60%
      3,742 Alberto-Culver Co Class B                                    162,141
     20,574 Avon Products Inc                                            778,726
     43,476 Gillette Co                                                2,201,190
                                                                      $3,142,057

DISTRIBUTORS --- .29%
      7,630 Genuine Parts Co                                             313,517
     27,595 SYSCO Corp                                                   998,663
      3,620 WW Grainger Inc                                              198,340
                                                                      $1,510,520

ELECTRIC COMPANIES --- 2.48%
      7,050 Allegheny Energy Inc ^^*                                     177,801
      4,996 Alliant Energy Corp                                          140,637
      8,879 Ameren Corp ^^                                               491,009
     16,689 American Electric Power Co Inc                               615,323
      1,400 Black Hills Corp                                              51,590
     12,629 CenterPoint Energy Inc ^^                                    166,829
      8,652 Cinergy Corp                                                 387,783
     10,611 Consolidated Edison Inc                                      497,019
      5,464 DPL Inc                                                      149,987
      7,548 DTE Energy Co                                                353,020
      3,301 Duquesne Light Holdings Inc ^^                                61,630
     14,181 Edison International                                         575,040
      9,287 Entergy Corp                                                 701,633
     29,122 Exelon Corp                                                1,494,832
     17,062 FPL Group Inc ^^                                             717,628
     14,364 FirstEnergy Corp                                             691,052
      3,265 Great Plains Energy Inc ^^                                   104,088
      3,500 Hawaiian Electric Industries Inc                              93,800
      1,800 IDACORP Inc                                                   55,134
      4,670 NSTAR                                                        143,976
      5,566 Northeast Utilities                                          116,107
      3,876 OGE Energy Corp ^^                                           112,171
     16,138 PG&E Corp                                                    605,821
      3,025 PNM Resources Inc ^^                                          87,150
      8,290 PPL Corp                                                     492,260
      8,152 Pepco Holdings Inc                                           195,159
      4,305 Pinnacle West Capital Corp                                   191,357
     10,786 Progress Energy Inc                                          487,959
      4,350 Puget Energy Inc                                             101,703
     32,395 Southern Co                                                1,123,135
      8,930 TECO Energy Inc                                              168,866
     10,474 TXU Corp                                                     870,285
      1,629 WPS Resources Corp ^^                                         91,631
      3,750 Westar Energy Inc                                             90,113
      5,037 Wisconsin Energy Corp                                        196,443
     17,493 Xcel Energy Inc ^^                                           341,463
                                                                     $12,941,434

ELECTRONIC INSTRUMENT & EQUIP --- .91%
     18,739 Agilent Technologies Inc*                                    431,372
      7,844 American Power Conversion Corp                               185,040
      3,000 Ametek Inc                                                   125,550
      3,800 Amphenol Corp                                                152,646
      5,115 Arrow Electronics Inc*                                       138,923
      5,195 Avnet Inc*                                                   117,043
      3,165 CDW Corp ^^                                                  180,690
      4,045 Cooper Industries Inc                                        258,476
     18,132 Emerson Electric Co                                        1,135,607
      2,800 Harman International Industries Inc                          227,808
      2,650 Hubbell Inc Class B                                          116,865
      8,026 Jabil Circuit Inc*                                           246,639
      3,750 KEMET Corp*                                                   23,625
      7,316 Molex Inc ^^                                                 190,509
      2,860 National Instruments Corp                                     60,632
      1,850 Newport Corp*                                                 25,641
      1,850 Plexus Corp ^^*                                               26,326
      7,579 Rockwell Automation Inc                                      369,173
     22,815 Sanmina - SCI Corp*                                          124,798
     42,269 Solectron Corp*                                              160,200
     10,547 Symbol Technologies Inc                                      104,099
      2,576 Tech Data Corp ^^*                                            94,307
      3,836 Tektronix Inc                                                 89,264
      2,550 Thomas & Betts Corp*                                          72,012
      7,759 Vishay Intertechnology Inc*                                   92,099
                                                                      $4,749,344

ELECTRONICS - SEMICONDUCTOR --- 3.20%
     17,168 Advanced Micro Devices Inc ^^*                               297,693
     16,148 Altera Corp*                                                 320,053
     16,103 Analog Devices Inc                                           600,803
     71,494 Applied Materials Inc                                      1,156,773
     13,300 Applied Micro Circuits Corp*                                  34,048
     19,600 Atmel Corp*                                                   46,452
     12,720 Broadcom Corp Class A*                                       451,687
      1,064 Cabot Microelectronics Corp ^^*                               30,845
      3,907 Credence Systems Corp ^^*                                     35,358
      3,200 Cree Inc ^^*                                                  81,504
      5,700 Cypress Semiconductor Corp ^^*                                71,763
      5,176 Fairchild Semiconductor Intl Inc ^^*                          76,346
     17,412 Freescale Semiconductor Inc*                                 368,786
      3,000 Integrated Circuit Systems Inc*                               61,920
      4,544 Integrated Device Technology Inc ^^*                          48,848
    268,694 Intel Corp (1)                                             7,002,166
      2,800 International Rectifier Corp*                                133,616
      6,649 Intersil Holding Corp                                        124,802
      8,573 KLA-Tencor Corp                                              374,640
     16,862 LSI Logic Corp*                                              143,158
      2,650 LTX Corp*                                                     13,144
      5,983 Lam Research Corp*                                           173,148
      4,900 Lattice Semiconductor Corp*                                   21,756
     13,285 Linear Technology Corp                                       487,427
     14,223 Maxim Integrated Products Inc ^^                             543,461
      3,280 Micrel Inc ^^*                                                37,786
      9,077 Microchip Technology Inc                                     268,861
     26,729 Micron Technology Inc*                                       272,903
      7,307 NVIDIA Corp ^^*                                              195,243
     15,132 National Semiconductor Corp ^^                               333,358
      5,991 Novellus Systems Inc                                         148,038
      7,845 PMC-Sierra Inc ^^*                                            73,194
      8,150 RF Micro Devices Inc ^^*                                      44,255
      3,208 Semtech Corp*                                                 53,413
      1,950 Silicon Laboratories Inc*                                     51,110
      8,475 Teradyne Inc ^^*                                             101,446
     72,344 Texas Instruments Inc                                      2,030,696
      5,997 TriQuint Semiconductor Inc*                                   19,970
     15,243 Xilinx Inc                                                   388,697
                                                                     $16,719,167

ENGINEERING & CONSTRUCTION --- .09%
      2,050 Dycom Industries Inc*                                         40,611
      3,777 Fluor Corp                                                   217,517
      1,587 Granite Construction Inc ^^                                   44,595
      2,510 Jacobs Engineering Group Inc ^^*                             141,213
      4,250 Quanta Services Inc ^^*                                       37,400
                                                                        $481,336

FINANCIAL SERVICES --- 6.10
      6,345 AmeriCredit Corp*                                            161,798
      4,330 Astoria Financial Corp ^^                                    123,275
     33,842 Bank of New York Co Inc                                      973,973
      9,200 CIT Group Inc                                                395,324
    226,527 Citigroup Inc (1)                                         10,472,343
     25,552 Countrywide Credit Industries Inc                            986,563
      5,682 Eaton Vance Corp                                             135,857
     42,109 Fannie Mae (nonvtg)                                        2,459,166
      4,100 Federated Investors Inc Class B                              123,041
      8,675 Franklin Resources Inc                                       667,802
     30,058 Freddie Mac
     1,960,683
     12,358 Golden West Financial Corp                                   795,608
      3,361 Independence Community Bank Corp ^^                          124,122
      2,698 IndyMac Bancorp Inc                                          109,890
      2,950 Investors Financial Services Corp ^^                         111,569
    153,220 JPMorgan Chase & Co (1)                                    5,411,730
      9,830 Janus Capital Group Inc                                      147,843
      4,784 Legg Mason Inc ^^                                            498,062
      4,130 MGIC Investment Corp                                         269,359
     18,386 Mellon Financial Corp                                        527,494
      3,760 MoneyGram International Inc                                   71,891
     11,988 Moody's Corp                                                 538,980
     10,582 New York Community Bancorp Inc ^^                            191,746
      8,889 Northern Trust Corp                                          405,250
      4,051 PMI Group Inc                                                157,908
     12,763 Principal Financial Group                                    534,770
      3,761 Radian Group Inc                                             177,594
      3,563 SEI Investments Co                                           133,078
     15,880 Sovereign Bancorp Inc                                        354,759
     14,385 State Street Corp                                            694,076
      5,406 T Rowe Price Group Inc                                       338,416
      3,628 Waddell & Reed Financial Class A                              67,118
      3,739 Washington Federal Inc ^^                                     87,941
     38,163 Washington Mutual Inc                                      1,552,852
      2,368 Webster Financial Corp ^^                                    110,562
                                                                     $29,911,760

FOOD & BEVERAGES --- 3.24%
     33,847 Anheuser-Busch Co Inc                                      1,548,500
      3,912 Brown-Forman Corp                                            236,520
     14,161 Campbell Soup Co                                             435,734
     98,551 Coca-Cola Co                                               4,114,504
     15,277 Coca-Cola Enterprises Inc                                    336,247
     22,462 ConAgra Foods Inc                                            520,220
      9,098 Constellation Brands Inc*                                    268,391
      6,588 Dean Foods Co*                                               232,161
     16,144 General Mills Inc                                            755,378
     15,229 HJ Heinz Co                                                  539,411
      9,510 Hershey Foods Corp                                           590,571
      4,548 Hormel Foods Corp                                            133,393
      2,512 JM Smucker Co                                                117,913
     15,189 Kellogg Co                                                   674,999
      1,298 Lancaster Colony Corp ^^                                      55,710
      5,907 McCormick & Co Inc (nonvtg)                                  193,041
      3,450 Molson Coors Brewing Co Class B                              213,900
      8,536 Pepsi Bottling Group Inc                                     244,215
      4,491 PepsiAmericas Inc                                            115,239
     72,909 PepsiCo Inc                                                3,931,982
     34,234 Sara Lee Corp                                                678,176
      4,309 Smithfield Foods Inc*                                        117,506
      1,864 Tootsie Roll Industries Inc                                   54,522
     13,152 Tyson Foods Inc Class A                                      234,106
      8,520 Wm Wrigley Jr Co                                             586,517
                                                                     $16,928,856

GOLD, METALS & MINING --- .68%
     37,994 Alcoa Inc                                                    992,783
      3,825 Allegheny Technologies Inc                                    84,380
      2,750 Arch Coal Inc ^^                                             149,793
      7,857 Freeport-McMoRan Copper & Gold Inc                          294,166
     19,386 Newmont Mining Corp                                          756,636
      6,958 Nucor Corp                                                   317,424
      5,186 Peabody Energy Corp                                          269,879
      4,204 Phelps Dodge Corp                                            388,870
      1,800 Steel Dynamics Inc ^^                                         47,250
      5,000 United States Steel Corp                                     171,850
      3,481 Worthington Industries Inc ^^                                 55,000
                                                                      $3,528,031

HARDWARE & TOOLS --- .01%
      1,800 York International Corp ^^                                    68,400
                                                                         $68,400

HEALTH CARE RELATED --- 3.01%
     12,698 Aetna Inc                                                  1,051,648
      4,583 AmericsourceBergen Corp                                      316,914
      2,150 Apria Healthcare Group Inc*                                   74,476
      5,762 CIGNA Corp                                                   616,707
     18,657 Cardinal Health Inc                                        1,074,270
     19,743 Caremark Rx Inc*                                             878,958
      2,895 Community Health Systems Inc*                                109,402
      2,755 Covance Inc*                                                 123,617
      4,668 Coventry Health Care Inc*                                    330,261
      6,612 Express Scripts Inc Class A*                                 330,468
     18,246 HCA Inc                                                    1,034,001
     10,653 Health Management Associates Inc Class A ^^                  278,896
      4,909 Health Net Inc*                                              187,327
      3,752 Henry Schein Inc ^^*                                         155,783
      7,063 Humana Inc*                                                  280,684
      9,793 IMS Health Inc                                               242,573
      5,900 Laboratory Corp of America Holdings*                         294,410
      2,250 LifePoint Hospitals Inc*                                     113,670
      4,337 Lincare Holdings Inc*                                        177,123
      3,767 Manor Care Inc                                               149,663
     12,816 McKesson HBOC Inc                                            574,029
     12,057 Medco Health Solutions Inc*                                  643,362
      4,570 Omnicare Inc                                                 193,905
      3,782 PacifiCare Health Systems Inc*                               270,224
      5,984 Patterson Cos Inc*                                           269,759
      7,984 Quest Diagnostics Inc                                        425,308
      2,950 Renal Care Group Inc*                                        135,995
     20,345 Tenet Healthcare Corp ^^*                                    249,023
      3,502 Triad Hospitals Inc*                                         191,349
     55,138 UnitedHealth Group Inc                                     2,874,895
      2,560 Universal Health Services Inc Class B                        159,181
      3,300 VCA Antech Inc*                                               80,025
     26,730 WellPoint Inc*                                             1,861,477
                                                                     $15,749,383

HOMEBUILDING --- .49%
      5,578 Centex Corp                                                  394,197
     12,733 DR Horton Inc                                                478,888
      2,100 Hovnanian Enterprises Inc*                                   136,920
      3,664 KB Home                                                      279,307
      6,266 Lennar Corp                                                  397,578
      5,166 Pulte Corp                                                   435,236
      2,100 Ryland Group Inc                                             159,327
      2,795 Toll Brothers Inc ^^*                                        283,832
                                                                      $2,565,285

HOTELS/MOTELS --- .53%
     22,968 Carnival Corp                                              1,252,904
     16,588 Hilton Hotels Corp                                           395,624
      8,672 Marriott International Inc Class A                           591,604
      9,374 Starwood Hotels & Resorts Worldwide Inc                      549,035
                                                                      $2,789,167

HOUSEHOLD GOODS --- 2.13%
      3,000 American Greetings Corp Class A                               79,500
      3,468 Black & Decker Corp                                          311,600
      1,464 Blyth Industries Inc ^^                                       41,065
      2,725 Church & Dwight Co Inc                                        98,645
      6,746 Clorox Co                                                    375,887
     22,802 Colgate-Palmolive Co                                       1,138,048
      3,122 Energizer Holdings Inc*                                      194,095
      6,370 Fortune Brands Inc                                           565,656
      2,300 Furniture Brands International Inc ^^                         49,703
     20,881 Kimberly-Clark Corp                                        1,306,942
      8,186 Leggett & Platt Inc                                          217,584
      3,409 Maytag Corp ^^                                                53,385
      2,633 Mohawk Industries Inc*                                       217,223
     11,965 Newell Rubbermaid Inc                                        285,246
    107,736 Procter & Gamble Co (1)                                    5,683,074
      2,550 Snap-on Inc                                                   87,465
      3,266 Stanley Works                                                148,734
      2,450 Tupperware Corp ^^                                            57,257
      2,954 Whirlpool Corp                                               207,105
                                                                     $11,118,214

INSURANCE RELATED --- 4.42%
     12,497 ACE Ltd                                                      560,490
     21,879 AFLAC Inc                                                    946,923
      2,350 Allmerica Financial Corp*                                     87,162
     29,094 Allstate Corp                                              1,738,367
      4,697 Ambac Financial Group Inc                                    327,663
      2,500 American Financial Group Inc ^^                               83,800
    112,968 American International Group Inc (1)                       6,563,441
      1,686 Amerus Group Co ^^                                            81,012
     13,843 Aon Corp ^^                                                  346,629
      4,047 Arthur J Gallagher & Co ^^                                   109,795
      2,727 Brown & Brown Inc                                            122,551
      8,550 Chubb Corp                                                   731,966
      7,285 Cincinnati Financial Corp                                    288,195
      2,436 Everest Re Group Ltd ^^                                      226,548
      7,470 Fidelity National Financial Inc                              266,604
      3,720 First American Financial Corp ^^                             149,321
      3,050 HCC Insurance Holdings Inc                                   115,504
     12,963 Hartford Financial Services Group Inc                        969,373
      1,850 Horace Mann Educators Corp                                    34,817
      5,877 Jefferson-Pilot Corp                                         296,318
      4,133 Leucadia National Corp ^^                                    159,658
      7,592 Lincoln National Corp                                        356,217
      7,014 Loews Corp                                                   543,585
      5,936 MBIA Inc                                                     352,064
     23,210 Marsh & McLennan Cos Inc                                     642,917
     31,895 MetLife Inc                                                1,433,361
      2,682 Ohio Casualty Corp ^^                                         64,851
      7,883 Old Republic International Corp                              199,361
      8,705 Progressive Corp                                             860,141
      3,048 Protective Life Corp                                         128,687
     22,750 Prudential Financial Inc                                   1,493,765
      5,573 SAFECO Corp                                                  302,837
     29,353 St Paul Travelers Co Inc                                   1,160,324
      1,260 StanCorp Financial Group Inc                                  96,491
      4,591 Torchmark Corp                                               239,650
      2,482 Unitrin Inc                                                  121,866
     12,921 UnumProvident Corp ^^                                        236,713
      5,225 WR Berkley Corp ^^                                           186,428
      6,088 XL Capital Ltd Class A                                       453,069
                                                                     $23,078,464

INVESTMENT BANK/BROKERAGE FIRM --- 1.45%
      3,349 AG Edwards Inc                                               151,207
      4,991 Bear Stearns Co Inc                                          518,765
     49,580 Charles Schwab Corp                                          559,262
     16,023 E*TRADE Financial Corp*                                      224,162
      2,300 Jefferies Group Inc                                           87,147
      2,409 LaBranche & Co Inc ^^*                                        15,177
     12,062 Lehman Brothers Holdings Inc                               1,197,515
     41,126 Merrill Lynch & Co Inc                                     2,262,341
     47,709 Morgan Stanley                                             2,503,291
      2,850 Raymond James Financial Inc ^^                                80,513
                                                                      $7,599,380

LEISURE & ENTERTAINMENT --- 2.42%
      2,950 Boyd Gaming Corp                                             150,834
      4,254 Brunswick Corp                                               184,283
      3,000 Callaway Golf Co ^^                                           46,290
      4,980 GTECH Holdings Corp                                          145,615
     12,378 Harley-Davidson Inc                                          613,949
      7,904 Harrah's Entertainment Inc                                   569,653
      7,252 Hasbro Inc                                                   150,769
     14,980 International Game Technology ^^                             421,687
      1,896 International Speedway Corp Class A                          106,669
     17,855 Mattel Inc                                                   326,747
    125,500 News Corp                                                  2,030,590
    203,958 Time Warner Inc*                                           3,408,138
     70,203 Viacom Inc Class B                                         2,247,900
     88,811 Walt Disney Co                                             2,236,261
                                                                     $12,639,385

MACHINERY --- 1.47%
      3,898 AGCO Corp ^^*                                                 74,530
     14,889 Caterpillar Inc                                            1,419,071
      2,395 Crane Co ^^                                                   62,989
      1,900 Cummins Inc                                                  141,759
     12,004 Danaher Corp                                                 628,289
     10,726 Deere & Co                                                   702,446
      3,288 Donaldson Co Inc ^^                                           99,725
      8,847 Dover Corp                                                   321,854
      6,610 Eaton Corp                                                   395,939
      2,073 Federal Signal Corp                                           32,339
      2,400 Flowserve Corp ^^*                                            72,624
      3,025 Graco Inc                                                    103,062
      1,850 Harsco Corp                                                  100,918
      4,092 ITT Industries Inc                                           399,502
     11,910 Illinois Tool Works Inc                                      948,989
      7,314 Ingersoll-Rand Co                                            521,854
      1,689 Kennametal Inc                                                77,441
      2,817 Navistar International Corp*                                  90,144
      1,450 Nordson Corp                                                  49,706
      7,547 PACCAR Inc                                                   513,196
      5,359 Pall Corp                                                    162,699
      5,218 Parker-Hannifin Corp                                         323,568
      4,400 Pentair Inc                                                  188,364
      3,289 SPX Corp ^^                                                  151,228
        750 Tecumseh Products Co Class A ^^                               20,580
      1,850 Trinity Industries Inc ^^                                     59,256
                                                                      $7,662,072

MEDICAL PRODUCTS --- 2.27%
      2,786 Advanced Medical Optics Inc ^^*                              110,744
      2,309 Bausch & Lomb Inc                                            191,647
     26,975 Baxter International Inc                                   1,000,773
      2,704 Beckman Coulter Inc                                          171,893
     10,960 Becton Dickinson & Co                                        575,071
     11,007 Biomet Inc                                                   381,282
     32,616 Boston Scientific Corp*                                      880,632
      4,570 CR Bard Inc                                                  303,951
      4,930 Cytyc Corp*                                                  108,756
      3,342 Dentsply International Inc                                   180,468
      2,568 Edwards Lifesciences Corp ^^*                                110,475
      5,200 Fisher Scientific International Inc*                         337,480
      2,200 Gen-Probe Inc*                                                79,706
     14,178 Guidant Corp                                                 954,179
      2,550 Hillenbrand Industries Inc                                   128,903
      6,894 Hospira Inc*                                                 268,866
      1,600 Inamed Corp*                                                 107,152
     52,623 Medtronic Inc                                              2,725,345
      2,200 Millipore Corp ^^*                                           124,806
      5,571 PerkinElmer Inc                                              105,292
     15,768 St Jude Medical Inc*                                         687,642
      2,949 Steris Corp                                                   75,996
     16,358 Stryker Corp                                                 777,986
      6,993 Thermo Electron Corp*                                        187,902
      1,472 Varian Inc*                                                   55,627
      5,698 Varian Medical Systems Inc*                                  212,706
      5,073 Waters Corp*                                                 188,563
     10,761 Zimmer Holdings Inc*                                         819,665
                                                                     $11,853,508

OFFICE EQUIPMENT & SUPPLIES --- .31%
      4,421 Avery Dennison Corp                                          234,136
      2,256 HNI Corp                                                     115,394
      3,071 Herman Miller Inc                                             94,710
     10,044 Pitney Bowes Inc                                             437,416
     41,680 Xerox Corp*                                                  574,767
      3,175 Zebra Technologies Corp Class A ^^*                          139,033
                                                                      $1,595,456

OIL & GAS --- 8.71%
      3,769 Amerada Hess Corp                                            401,436
     10,332 Anadarko Petroleum Corp                                      848,774
     14,348 Apache Corp                                                  926,881
      2,916 Ashland Inc                                                  209,573
      7,092 BJ Services Co                                               372,188
     14,755 Baker Hughes Inc                                             754,866
     16,778 Burlington Resources Inc                                     926,817
     91,372 Chevron Corp (1)                                           5,109,522
     60,674 ConocoPhillips                                             3,488,148
      2,450 Cooper Cameron Corp*                                         152,023
     20,650 Devon Energy Corp                                          1,046,542
      6,613 ENSCO International Inc ^^                                   236,415
     10,390 EOG Resources                                                590,152
     28,030 El Paso Corp ^^                                              322,906
    277,223 Exxon Mobil Corp (1)                                      15,931,976
      2,955 FMC Technologies Inc*                                         94,471
      2,461 Forest Oil Corp*                                             103,362
      5,409 Grant Prideco Inc ^^*                                        143,068
     21,990 Halliburton Co                                             1,051,562
      3,350 Hanover Compressor Co ^^*                                     38,559
      2,200 Helmerich & Payne Inc                                        103,224
      5,093 Kerr-McGee Corp                                              388,647
      4,724 Kinder Morgan Inc                                            393,037
     15,115 Marathon Oil Corp                                            806,688
      7,668 Murphy Oil Corp                                              400,500
      6,511 Nabors Industries Ltd*                                       394,697
      7,468 National-Oilwell Inc*                                        355,029
      5,500 Newfield Exploration Co*                                     219,395
      5,980 Noble Corp                                                   367,830
      3,850 Noble Energy Inc                                             291,253
     17,368 Occidental Petroleum Corp                                  1,336,120
      1,550 Overseas Shipholding Group Inc                                92,458
      7,322 Patterson-UTI Energy Inc                                     203,771
      6,271 Pioneer Natural Resources Co                                 263,884
      3,400 Plains Exploration & Production Co*                          120,802
      2,636 Pogo Producing Co ^^                                         136,861
      6,345 Pride International Inc*                                     163,067
      4,723 Rowan Cos Inc                                                140,320
     25,719 Schlumberger Ltd                                           1,953,101
      4,684 Smith International Inc                                      298,371
      3,006 Sunoco Inc                                                   341,722
      2,600 Tidewater Inc ^^                                              99,112
     14,239 Transocean Inc*                                              768,479
     11,868 Unocal Corp                                                  772,013
     11,228 Valero Energy Corp                                           888,247
      6,077 Weatherford International Ltd*                               352,344
      2,800 Western Gas Resources Inc                                     97,720
     24,763 Williams Cos Inc                                             470,497
     15,666 XTO Energy Inc                                               532,487
                                                                     $45,500,917

PAPER & FOREST PRODUCTS --- .46%
      2,387 Bowater Inc                                                   77,267
     11,329 Georgia-Pacific Corp                                         360,262
     21,323 International Paper Co                                       644,168
      2,150 Longview Fibre Co ^^                                          44,183
      4,762 Louisiana-Pacific Corp                                       117,050
      8,053 MeadWestvaco Corp                                            225,806
      1,550 PH Glatfelter Co ^^                                           19,220
      3,639 Packaging Corp of America                                     76,601
      1,300 Potlatch Corp                                                 68,029
      4,305 Sonoco Products Co                                           114,083
     10,686 Weyerhaeuser Co                                              680,164
                                                                      $2,426,833

PERSONAL LOANS --- 1.18%
     50,970 American Express Co                                        2,713,133
     10,950 Capital One Financial Corp                                   876,110
     55,163 MBNA Corp                                                  1,443,064
     12,750 Providian Financial Corp ^^*                                 224,783
     18,238 SLM Corp                                                     926,490
                                                                      $6,183,580

PHARMACEUTICALS --- 6.64%
     67,542 Abbott Laboratories                                        3,310,233
      5,748 Allergan Inc ^^                                              489,960
      4,028 Barr Laboratories Inc*                                       196,325
     85,062 Bristol-Myers Squibb Co                                    2,124,849
     49,355 Eli Lilly & Co                                             2,749,567
     14,804 Forest Laboratories Inc*                                     575,135
     10,038 IVAX Corp*                                                   215,817
    129,442 Johnson & Johnson (1)                                      8,413,730
     10,496 King Pharmaceuticals Inc*                                    109,368
     95,871 Merck & Co Inc                                             2,952,827
     11,669 Mylan Laboratories Inc                                       224,512
      1,503 Par Pharmaceutical Cos Inc ^^*                                47,810
      3,800 Perrigo Co ^^                                                 52,972
    323,668 Pfizer Inc (1)                                             8,926,763
     64,212 Schering-Plough Corp                                       1,223,881
      4,610 Sepracor Inc ^^*                                             276,646
      3,950 Valeant Pharmaceuticals International                         69,639
      4,821 Watson Pharmaceuticals Inc*                                  142,509
     58,281 Wyeth                                                      2,593,505
                                                                     $34,696,048

PHOTOGRAPHY/IMAGING --- .06%
     12,471 Eastman Kodak Co                                             334,846
                                                                        $334,846

POLLUTION CONTROL --- .21%
     11,743 Allied Waste Industries Inc ^^*                               93,122
      5,612 Republic Services Inc                                        202,088
      1,950 Stericycle Inc*                                               98,124
     24,734 Waste Management Inc                                         700,962
                                                                      $1,094,296

PRINTING & PUBLISHING --- .69%
      1,100 Banta Corp ^^                                                 49,896
      4,634 Belo Corp Class A ^^                                         111,077
      3,047 Dow Jones & Co Inc                                           108,016
     10,865 Gannett Co Inc                                               772,827
      3,221 Knight-Ridder Inc                                            197,576
      2,000 Lee Enterprises Inc                                           80,180
     16,286 McGraw-Hill Cos Inc                                          720,656
      1,100 Media General Inc Class A                                     71,236
      1,966 Meredith Corp                                                 96,452
      6,272 New York Times Co                                            195,373
      9,261 RR Donnelley & Sons Co ^^                                    319,597
      4,254 Readers Digest Association Inc                                70,191
      1,600 Scholastic Corp ^^*                                           61,680
     12,928 Tribune Co                                                   454,807
        339 Washington Post Co Class B                                   283,075
                                                                      $3,592,639

RAILROADS --- .47%
     16,391 Burlington Northern Santa Fe Corp                            771,688
      9,477 CSX Corp                                                     404,289
     17,578 Norfolk Southern Corp                                        544,215
     11,503 Union Pacific Corp                                           745,394
                                                                      $2,465,586

REAL ESTATE --- .84%
      3,685 AMB Property Corp REIT                                       160,040
      4,182 Apartment Investment & Management Co REIT                    171,127
      8,700 Archstone-Smith Trust REIT                                   335,994
      4,700 Developers Diversified Realty Corp REIT                      216,012
     17,696 Equity Office Properties Trust REIT                          585,738
     12,434 Equity Residential REIT                                      457,820
      2,350 Highwood Properties Inc REIT                                  69,936
      2,918 Hospitality Properties Trust REIT                            128,596
      3,759 Liberty Property Trust REIT ^^                               166,561
      2,429 Mack-Cali Realty Corp REIT ^^                                110,034
      4,455 New Plan Excel Realty Trust REIT ^^                          121,042
      7,974 Plum Creek Timber Co Inc REIT                                289,456
      8,150 ProLogis Trust REIT                                          327,956
      2,148 Rayonier Inc ^^                                              113,908
      2,800 Regency Centers Corp REIT                                    160,160
      9,586 Simon Property Group Inc REIT                                694,889
      5,900 United Dominion Realty Trust Inc REIT ^^                     141,895
      3,700 Weingarten Realty Investors REIT                             145,114
                                                                      $4,396,278

RESTAURANTS --- .81%
      3,520 Applebee's International Inc                                  93,245
      1,500 Bob Evans Farms Inc                                           34,980
      3,848 Brinker International Inc*                                   154,112
      2,022 CBRL Group Inc ^^                                             78,575
      3,358 Cheesecake Factory Inc ^^*                                   116,623
      6,291 Darden Restaurants Inc                                       207,477
      2,666 Krispy Kreme Doughnuts Inc ^^*                                18,555
     55,135 McDonald's Corp                                            1,529,996
      2,920 Outback Steakhouse Inc                                       132,101
      2,792 Ruby Tuesday Inc                                              72,313
     16,964 Starbucks Corp*                                              876,360
      5,051 Wendy's International Inc                                    240,680
     12,647 Yum! Brands Inc                                              658,656
                                                                      $4,213,673

RETAIL --- 6.45%
      2,557 99 Cents Only Stores ^^*                                      32,499
      3,768 Abercrombie & Fitch Co                                       258,862
      2,400 Aeropostale Inc*                                              80,640
     15,972 Albertson's Inc ^^                                           330,301
      6,000 American Eagle Outfitters Inc                                183,900
      3,150 AnnTaylor Stores Corp ^^*                                     76,482
      9,626 AutoNation Inc*                                              197,526
      2,916 AutoZone Inc*                                                269,613
      2,985 BJ's Wholesale Club Inc ^^*                                   96,983
      2,787 Barnes & Noble Inc                                           108,136
     12,816 Bed Bath & Beyond Inc*                                       535,452
     13,024 Best Buy Co Inc                                              892,795
      4,922 Big Lots Inc*                                                 65,167
      3,025 Borders Group Inc                                             76,563
     35,272 CVS Corp                                                   1,025,357
      4,474 CarMax Inc ^^*                                               119,232
      7,824 Chicos FAS Inc*                                              268,207
      8,230 Circuit City Stores Inc - CarMax Group                       142,297
      4,250 Claire's Stores Inc                                          102,213
     20,842 Costco Wholesale Corp                                        934,138
      3,073 Dillard's Inc                                                 71,970
     13,089 Dollar General Corp                                          266,492
      4,695 Dollar Tree Stores Inc*                                      112,680
      7,242 Family Dollar Stores Inc                                     189,016
      7,410 Federated Department Stores Inc                              543,005
      6,800 Foot Locker Inc                                              185,096
     32,972 Gap Inc                                                      651,197
     93,484 Home Depot Inc                                             3,636,528
     11,445 JC Penney Co Inc                                             601,778
     14,173 Kohl's Corp*                                                 792,412
     31,666 Kroger Co*                                                   602,604
     16,470 Limited Brands Inc                                           352,787
     33,601 Lowe's Cos Inc                                             1,956,250
     12,988 May Department Stores Co                                     521,598
      5,872 Michaels Stores Inc ^^                                       242,925
      2,150 Neiman Marcus Group Inc                                      208,378
      5,390 Nordstrom Inc                                                366,358
      4,600 O'Reilly Automotive Inc ^^*                                  137,126
     13,676 Office Depot Inc*                                            312,360
      3,050 OfficeMax Inc                                                 90,799
      3,200 Pacific Sunwear of California Inc*                            73,568
      2,900 Payless ShoeSource Inc*                                       55,680
      6,216 Petsmart Inc                                                 188,656
      3,709 Pier 1 Imports Inc ^^                                         52,631
      6,768 RadioShack Corp                                              156,815
      2,000 Regis Corp                                                    78,160
      3,000 Rent-A-Center Inc*                                            69,870
      6,374 Ross Stores Inc                                              184,272
      1,950 Ruddick Corp                                                  49,784
      5,890 SUPERVALU Inc                                                192,073
     19,466 Safeway Inc                                                  439,737
      6,018 Saks Inc ^^*                                                 114,161
      4,494 Sears Holding Corp ^^*                                       673,516
      5,464 Sherwin-Williams Co                                          257,300
     32,054 Staples Inc                                                  683,391
     20,470 TJX Cos Inc                                                  498,445
     38,458 Target Corp                                                2,092,500
      6,247 Tiffany & Co                                                 204,652
      9,647 Toys R Us Inc*                                               255,453
      2,900 Urban Outfitters Inc ^^*                                     164,401
    145,636 Wal-Mart Stores Inc (1)                                    7,019,655
     44,534 Walgreen Co                                                2,048,119
      2,852 Whole Foods Market Inc                                       337,392
      5,091 Williams-Sonoma Inc*                                         201,451
                                                                     $33,729,404

SHOES --- .20%
     10,009 NIKE Inc Class B                                             866,779
      2,400 Reebok International Ltd                                     100,392
      2,590 Timberland Co Class A ^^*                                    100,285
                                                                      $1,067,456

SPECIALIZED SERVICES --- 1.23%
      3,848 Adesa Corp                                                    83,771
      2,900 Alliance Data Systems Corp*                                  117,624
      7,174 Apollo Group Inc*                                            561,150
      5,196 BISYS Group Inc*                                              77,628
      2,500 Brink's Co                                                    90,000
      2,100 CSG Systems International Inc ^^*                             39,858
      4,472 Career Education Corp*                                       163,720
      1,990 Catalina Marketing Corp ^^                                    50,546
     45,728 Cendant Corp                                               1,022,935
      6,485 Ceridian Corp ^^*                                            126,328
      2,695 Certegy Inc                                                  103,003
      3,723 CheckFree Corp ^^*                                           126,805
      3,927 ChoicePoint Inc*                                             157,276
      6,483 Cintas Corp                                                  250,244
      3,509 Copart Inc*                                                   83,514
      3,932 Corinthian Colleges Inc ^^*                                   50,212
      3,272 DST Systems Inc ^^*                                          153,130
      2,790 DeVry Inc*                                                    55,521
      2,171 Deluxe Corp ^^                                                88,143
      2,950 Dun & Bradstreet Corp*                                       181,868
      2,996 Education Management Corp*                                   101,055
      5,658 Equifax Inc                                                  202,047
      2,979 Fastenal Co ^^                                               182,494
      7,184 H&R Block Inc                                                419,186
      3,083 Harte-Hanks Inc                                               91,658
      2,000 ITT Educational Services Inc*                                106,840
     18,379 Interpublic Group of Cos Inc*                                223,856
      1,150 Kelly Services Inc Class A                                    32,936
      1,500 Korn/Ferry International ^^*                                  26,625
      2,200 Laureate Education Inc ^^*                                   105,292
      3,870 Manpower Inc                                                 153,949
      5,186 Monster Worldwide Inc*                                       148,734
      8,005 Omnicom Group Inc                                            639,279
      6,954 Robert Half International Inc                                173,641
      2,100 Rollins Inc                                                   42,084
      2,055 Sotheby's Holdings Inc Class A*                               28,154
      3,100 United Rentals Inc ^^*                                        62,651
      2,213 Valassis Communications Inc*                                  81,992
                                                                      $6,405,749

TELEPHONE & TELECOMMUNICATIONS --- 2.94%
     14,298 ALLTEL Corp                                                  890,479
     34,841 AT&T Corp                                                    663,373
     79,740 BellSouth Corp                                             2,118,692
      5,673 CenturyTel Inc                                               196,456
     10,700 Cincinnati Bell Inc*                                          46,010
     14,748 Citizens Communications Co                                   198,213
     48,954 Nextel Communications Inc*                                 1,581,704
     72,710 Qwest Communications International Inc*                      269,754
    143,802 SBC Communications Inc                                     3,415,298
     64,362 Sprint Corp                                                1,614,843
      4,715 Telephone & Data Systems Inc ^^                              192,419
    120,435 Verizon Communications                                     4,161,029
                                                                     $15,348,270

TEXTILES --- .22%
     16,428 Coach Inc*                                                   551,488
      5,198 Jones Apparel Group Inc                                      161,346
      4,713 Liz Claiborne Inc                                            187,389
      4,332 VF Corp                                                      247,877
                                                                      $1,148,100

TOBACCO --- 1.27%
     90,214 Altria Group Inc (1)                                       5,833,237
      5,132 Reynolds American Inc                                        404,402
      7,217 UST Inc ^^                                                   329,528
      1,100 Universal Corp ^^                                             48,158
                                                                      $6,615,325

TRANSPORTATION --- .10%
      1,900 Alexander & Baldwin Inc                                       88,065
      2,150 GATX Corp                                                     74,175
      5,860 JB Hunt Transport Services Inc                               113,098
      2,684 Swift Transportation Co Inc ^^*                               62,510
      2,682 Werner Enterprises Inc ^^                                     52,674
      2,500 Yellow Roadway Corp ^^*                                      127,000
                                                                        $517,522

UTILITIES --- 1.32%
     28,377 AES Corp*                                                    464,815
      3,371 AGL Resources Inc ^^                                         130,289
     10,450 Aquila Inc ^^*                                                37,725
      9,450 CMS Energy Corp ^^*                                          142,317
     23,375 Calpine Corp ^^*                                              79,475
      7,764 Constellation Energy Group                                   447,905
     14,852 Dominion Resources Inc                                     1,089,988
     40,283 Duke Energy Corp                                           1,197,614
     14,400 Dynegy Inc Class A ^^*                                        69,984
      6,345 Energy East Corp                                             183,878
      2,666 Equitable Resources Inc                                      181,288
      7,501 KeySpan Corp                                                 305,291
      5,132 MDU Resources Group Inc ^^                                   144,568
      1,950 NICOR Inc ^^                                                  80,282
      3,433 National Fuel Gas Co                                          99,248
     11,839 NiSource Inc                                                 292,778
      4,411 ONEOK Inc ^^                                                 144,019
      1,650 Peoples Energy Corp ^^                                        71,709
     10,395 Public Service Enterprise Group Inc ^^                       632,224
      3,735 Questar Corp                                                 246,137
      4,926 Scana Corp                                                   210,389
     10,449 Sempra Energy                                                431,648
      5,050 Sierra Pacific Resources ^^*                                  62,873
      3,266 Vectren Corp                                                  93,832
      2,109 WGL Holdings Inc ^^                                           70,947
                                                                      $6,911,223

WATER --- .02%
      4,166 Aqua America Inc                                             123,897
                                                                        $123,897

WHOLE LOAN --- .38%
     19,257 GSR Mortgage Loan Trust                                    1,964,599
                                                                      $1,964,599

TOTAL COMMON STOCK --- 99.69%                                       $520,959,210
(Cost $424,060,462)

SHORT-TERM INVESTMENTS

Par Value ($)
Value ($)
--------------------------------------------------------------------------------

    858,000 Freddie Mac                                                  858,000
               2.585%, July 1, 2005
    300,000 United States of America (1)                                 297,190
               3.067%, October 20, 2005
    475,000 United States of America (1)                                 469,730
               3.128%, November 10, 2005

TOTAL SHORT-TERM INVESTMENTS --- .31%                                 $1,624,920
(Cost $1,624,920)

TOTAL MAXIM STOCK INDEX PORTFOLIO --- 100%                          $522,584,130
(Cost $425,685,382)

Legend
* Non-income Producing Security
(1) Collateral or Segregated Assets for Futures
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at June 30, 2005.
See Notes to Financial Statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Stock Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2005, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $14,895,597 and $50,687,296 respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2005, the U.S. Federal income tax cost basis was $436,204,953. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $137,570,319 and gross depreciation of securities in which there was an excess of tax cost over value of $51,191,142 resulting in net appreciation of $86,379,177.

5. FUTURES CONTRACTS

      As of June 30, 2005, the Portfolio had 2 open S&P MidCap 400 and 6 open S&P 500 long futures contracts. The contracts expire in September 2005 and the Portfolio has recorded unrealized appreciation of $10,400 and depreciation of $5,325, respectively, for a total unrealized appreciation of $5,075.

6. SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2005, the Portfolio had securities on loan valued at $24,167,606 and received collateral of $24,227,038 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on corporate reorganizations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio. The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year.

                                      * * *

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 27, 2005 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Ariel Capital Management, Inc.; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.); Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; Standish Mellon Asset Management LLC; T. Rowe Price Associates, Inc.; and Templeton Investment Counsel, LLC.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 30, 2005, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio and performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance. The Board considered and concluded that, as to each Portfolio other than the "Affected Portfolios" discussed below, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. As to the Affected Portfolios, the Board concluded that the investment performance was sufficient to support renewal of the contracts while MCM considered and presented to the Board other options. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2004, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds, and in cases where a Portfolio significantly underperformed reviewed the measures that were being undertaken to improve performance.

Costs and Profitability. The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and the Sub-Advisers. Some Sub-Advisers were unwilling or unable to provide this information because the information was considered proprietary or could not be reasonably obtained without undue expense. The Board considered the total fees paid to each Sub-Adviser and concluded, in light of the arms-length relationships between MCM and each Sub-Adviser and the level of fees paid, profitability to each Sub-Adviser was not unreasonable. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors. Based upon its evaluation, the Board concluded that the profitability to MCM was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors. The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

At a meeting held June 13, 2005, the Fund's Board, including the Independent Directors, approved the retention of three new sub-advisors (the "New Sub-Advisers," each a "New Sub-Adviser") and sub-advisory agreements for each sub-adviser, each to replace the existing sub-advisers for the Maxim Global Bond, Maxim Templeton(R) International Equity and Maxim MFS(R) Small-Cap Growth Portfolios (the "Affected Portfolios") as follows:

Affected Portfolio                       Previous Sub-Adviser                   New Sub-Adviser
------------------                       --------------------                   ---------------
Maxim Global Bond Portfolio              Standish Mellon Asset Management, LLC  Franklin Advisors, Inc.

Maxim Templeton(R) International Equity  Templeton Investment Counsel, LLC      Alliance Capital Management L.P.
Portfolio

Maxim MFS(R) Small-Cap Growth Portfolio  Massachusetts Financial Services       Trusco Capital Management, Inc.
                                         Company

The New Sub-Advisors began providing management services to the Affected Portfolios effective July 5, 2005.

Investment Performance. In the March 30, 2005 meeting of the Independent Directors and the April 27, 2005 meeting of Board, the Directors had noted that the performance of each of the Affected Portfolios had a percentile ranking at 35% or below on 1-year, 3-year, 5-year and 10-year basis(1), other than the Maxim MFS(R) Small-Cap Growth Portfolio which had a percentile ranking of 51% on a 10-year basis, but was below 35% for all other periods. As a result, MCM conducted a search for replacement sub-advisers for the Portfolios and presented proposed new sub-advisers at the June 13, 2005 meeting.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services to be provided by each New Sub-Adviser. In this regard, the Board considered, among other things, each New Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Affected Portfolios, obligation to consult as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Affected Portfolios. The Board also considered each New Sub-Adviser's reputation for management of their specific investment strategies, and each New Sub-Adviser's overall financial condition, technical resources, and operational capabilities. The Board also considered each New Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Affected Portfolios and procedures the New Sub-Advisers use for obtaining best execution for transactions in the Affected Portfolios.

Management Fees and Expenses. The Board considered and reviewed the current management fees and expenses for each Affected Portfolio, noting that the current management fees for each of the Affected Portfolios would remain the same since MCM is responsible for compensating the New Sub-Advisers. In addition, the Board noted that, in the case of the Maxim Templeton(R) International Equity Portfolio, MCM has voluntarily agreed to lower the Portfolio's cap on total annual operating expenses, including the management fee paid to MCM of 1.00%, from 1.50% to 1.20%. Accordingly, the management fee for this Portfolio will remain 1.00%; however, the maximum amount of other expenses assessable to the Portfolio will be reduced from 0.50% to 0.20%. MCM may terminate this lower expense cap at any time.

The Board also considered and reviewed the current sub-advisory fees and new sub-advisory fees to be paid in relation to each of the Affected Portfolios. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers and similar funds managed by the New Sub-Advisers. The Board also considered each Affected Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Affected Portfolio. Based on the information provided, the Board concluded that the total expenses of the Affected Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Affected Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

Other Factors. The Board also considered and reviewed questionnaires completed by each New Sub-Adviser, each New Sub-Adviser's compliance manual, code of ethics, proxy voting policies, Form ADV and the investment team's biographies The Board also took into account the fact that the Affected Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.

Affected Portfolio Name Change. In connection with the Sub-Adviser change, the name of two of the Affected Portfolios was changed. The Maxim Templeton(R) International Equity Portfolio name was changed to the Maxim Bernstein International Equity Portfolio. The Maxim MFS(R) Small-Cap Growth Portfolio name was changed to the Maxim Trusco Small-Cap Growth Portfolio. The Maxim Global Bond Portfolio name is unchanged.

--------
(1) A percentile ranking of 100% represents the best in class performance whereas 0% represents the lowest.



                                      * * *

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.


ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 11.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.


By:      /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
         /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


         By: /s/ G.R. McDonald
         G. R. McDonald
         Treasurer

Date:    August 24, 2005